Share Capital - Schedule of Stock Option Activity (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Available for Grant, Beginning Balances	59,488,247	49,183,597
Option Available for Grant, Increase authorized amount	65,401,843	618,842
Option Available for Grant, Options granted	(1,014,235)
Option Available for Grant, Options exercised	59,840
Option Available for Grant, Options cancelled	2,649,649	8,705,564
Option Available for Grant, Options expired		1,026,688
Options Available for Grant, Bonus shares		(13,750)
Options Available for Grant, Shares issued under share purchase plan		(32,694)
Options Available for Grant, Ending Balances	126,585,344	59,488,247
Options Outstanding, Beginning Balances	5,909,332	16,176,212
Options Outstanding, Options granted	1,014,235	0
Options Outstanding, Options exercised	(59,840)	(534,628)
Options Outstanding, Options cancelled	(2,649,649)	(8,705,564)
Options Outstanding, Options expired		(1,026,688)
Options Outstanding, Ending Balances	4,214,078	5,909,332
Weighted Average Exercise Price, Beginning Balances	16.23	15.58
Weighted Average Exercise Price, Options granted	13.85
Weighted Average Exercise Price, Options exercised	2.41	2.96
Weighted Average Exercise Price, Options cancelled	14.98	16.68
Weighted Average Exercise Price, Options expired		9.07
Weighted Average Exercise Price, Ending Balances	13.30	16.23